Share-Based Compensation (Details) - Schedule assumptions estimate the fair value of restricted shares - Restricted Stock [Member]	12 Months Ended
Aug. 31, 2020 $ / shares
Share-Based Compensation (Details) - Schedule assumptions estimate the fair value of restricted shares [Line Items]
Risk-free interest rate	1.51%
Expected volatility	50.15%
Suboptimal exercise factor	2.8
Fair value per ordinary share (in Dollars per share)	$ 1.41